Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) (Parentheticals)	9 Months Ended
Sep. 30, 2021 USD ($)
Payments of Stock Issuance Costs	$ 176,000
Series A Convertible Preferred Stock
Payments of Stock Issuance Costs	$ 176,000